Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2015
Loans
Loans
end of	2Q15	1Q15	4Q14	2Q14
Loans (CHF million)
Mortgages	100,307	98,901	98,802	96,915
Loans collateralized by securities	39,300	39,120	39,818	35,882
Consumer finance	4,119	4,480	4,323	5,438
Consumer	143,726	142,501	142,943	138,235
Real estate	28,446	29,254	29,198	27,268
Commercial and industrial loans	75,750	75,082	75,046	65,734
Financial institutions	19,705	20,929	22,343	21,058
Governments and public institutions	3,393	3,895	3,891	3,177
Corporate & institutional	127,294	129,160	130,478	117,237
Gross loans	271,020	271,661	273,421	255,472
of which held at amortized cost	251,242	249,747	250,508	235,575
of which held at fair value	19,778	21,914	22,913	19,897
Net (unearned income)/deferred expenses	(127)	(120)	(112)	(119)
Allowance for loan losses	(722)	(767)	(758)	(821)
Net loans	270,171	270,774	272,551	254,532
Gross loans by location (CHF million)
Switzerland	156,024	156,720	155,767	156,377
Foreign	114,996	114,941	117,654	99,095
Gross loans	271,020	271,661	273,421	255,472
Impaired loan portfolio (CHF million)
Non-performing loans	717	701	753	851
Non-interest-earning loans	224	275	279	286
Total non-performing and non-interest-earning loans	941	976	1,032	1,137
Restructured loans	253	243	171	83
Potential problem loans	376	204	187	252
Total other impaired loans	629	447	358	335
Gross impaired loans	1,570	1,423	1,390	1,472

Allowance for loan losses
Allowance for loan losses by loan portfolio
	2Q15			1Q15			2Q14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	245	522	767	251	507	758	263	603	866
Net movements recognized in statements of operations	16	20	36	15	16	31	20	2	22
Gross write-offs	(57)	(25)	(82)	(21)	(4)	(25)	(28)	(64)	(92)
Recoveries	4	2	6	2	7	9	4	15	19
Net write-offs	(53)	(23)	(76)	(19)	3	(16)	(24)	(49)	(73)
Provisions for interest	1	2	3	1	8	9	0	3	3
Foreign currency translation impact and other adjustments, net	(2)	(6)	(8)	(3)	(12)	(15)	1	2	3
Balance at end of period	207	515	722	245	522	767	260	561	821
of which individually evaluated for impairment	162	348	510	198	352	550	210	403	613
of which collectively evaluated for impairment	45	167	212	47	170	217	50	158	208
Gross loans held at amortized cost (CHF million)
Balance at end of period	143,711	107,531	251,242	142,483	107,264	249,747	138,223	97,352	235,575
of which individually evaluated for impairment [1]	650	920	1,570	562	861	1,423	613	859	1,472
of which collectively evaluated for impairment	143,061	106,611	249,672	141,921	106,403	248,324	137,610	96,493	234,103
	6M15			6M14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	251	507	758	267	602	869
Net movements recognized in statements of operations	31	36	67	37	15	52
Gross write-offs	(78)	(29)	(107)	(54)	(84)	(138)
Recoveries	6	9	15	9	20	29
Net write-offs	(72)	(20)	(92)	(45)	(64)	(109)
Provisions for interest	2	10	12	1	7	8
Foreign currency translation impact and other adjustments, net	(5)	(18)	(23)	0	1	1
Balance at end of period	207	515	722	260	561	821
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2Q15			1Q15			2Q14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	115	1,357	1,472	116	991	1,107	18	982	1,000
Reclassifications from loans held-for-sale [2]	0	35	35	0	123	123	0	165	165
Reclassifications to loans held-for-sale [3]	0	167	167	0	206	206	0	334	334
Sales [3]	0	134	134	0	80	80	0	11	11
in	6M15			6M14
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	231	2,348	2,579	29	1,405	1,434
Reclassifications from loans held-for-sale [2]	0	158	158	0	188	188
Reclassifications to loans held-for-sale [3]	0	373	373	0	410	410
Sales [3]	0	214	214	0	64	64
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2Q15 (CHF million)
Mortgages	84,882	15,215	210	100,307
Loans collateralized by securities	36,700	2,446	154	39,300
Consumer finance	1,439	2,435	230	4,104
Consumer	123,021	20,096	594	143,711
Real estate	20,862	6,734	62	27,658
Commercial and industrial loans	32,535	31,508	616	64,659
Financial institutions	10,490	3,375	113	13,978
Governments and public institutions	882	354	0	1,236
Corporate & institutional	64,769	41,971	791	107,531
Gross loans held at amortized cost	187,790	62,067	1,385	251,242
Value of collateral [1]	175,201	51,120	867	227,188
4Q14 (CHF million)
Mortgages	82,360	16,249	193	98,802
Loans collateralized by securities	37,426	2,306	86	39,818
Consumer finance	1,717	2,348	241	4,306
Consumer	121,503	20,903	520	142,926
Real estate	20,883	7,224	68	28,175
Commercial and industrial loans	31,362	31,473	541	63,376
Financial institutions	11,893	2,624	106	14,623
Governments and public institutions	992	416	0	1,408
Corporate & institutional	65,130	41,737	715	107,582
Gross loans held at amortized cost	186,633	62,640	1,235	250,508
Value of collateral [1]	174,338	50,631	650	225,619
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q15 (CHF million)
Mortgages	99,980	138	14	10	165	327	100,307
Loans collateralized by securities	39,004	245	1	1	49	296	39,300
Consumer finance	3,348	460	64	49	183	756	4,104
Consumer	142,332	843	79	60	397	1,379	143,711
Real estate	27,545	42	10	3	58	113	27,658
Commercial and industrial loans	63,527	737	16	87	292	1,132	64,659
Financial institutions	13,748	127	4	1	98	230	13,978
Governments and public institutions	1,225	11	0	0	0	11	1,236
Corporate & institutional	106,045	917	30	91	448	1,486	107,531
Gross loans held at amortized cost	248,377	1,760	109	151	845	2,865	251,242
4Q14 (CHF million)
Mortgages	98,519	99	14	9	161	283	98,802
Loans collateralized by securities	39,648	81	1	1	87	170	39,818
Consumer finance	3,784	231	60	46	185	522	4,306
Consumer	141,951	411	75	56	433	975	142,926
Real estate	28,084	24	1	4	62	91	28,175
Commercial and industrial loans	62,305	719	20	39	293	1,071	63,376
Financial institutions	14,459	41	0	0	123	164	14,623
Governments and public institutions	1,383	25	0	0	0	25	1,408
Corporate & institutional	106,231	809	21	43	478	1,351	107,582
Gross loans held at amortized cost	248,182	1,220	96	99	911	2,326	250,508

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2Q15 (CHF million)
Mortgages	168	27	195	4	48	52	247	[1]
Loans collateralized by securities	23	27	50	0	121	121	171
Consumer finance	209	22	231	0	1	1	232
Consumer	400	76	476	4	170	174	650
Real estate	43	19	62	0	4	4	66
Commercial and industrial loans	216	89	305	221	197	418	723
Financial institutions	58	40	98	28	5	33	131
Corporate & institutional	317	148	465	249	206	455	920
Gross impaired loans	717	224	941	253	376	629	1,570
4Q14 (CHF million)
Mortgages	189	19	208	4	39	43	251	[1]
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	225	17	242	0	1	1	243
Consumer	425	111	536	4	42	46	582
Real estate	50	16	66	0	9	9	75
Commercial and industrial loans	190	116	306	167	133	300	606
Financial institutions	88	36	124	0	3	3	127
Corporate & institutional	328	168	496	167	145	312	808
Gross impaired loans	753	279	1,032	171	187	358	1,390
1
As of the end of 2Q15 and 4Q14, CHF 96 million and CHF 80 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan detail
end of	2Q15			4Q14
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	194	182	27	205	194	27
Loans collateralized by securities	27	24	4	63	60	53
Consumer finance	225	206	131	236	217	122
Consumer	446	412	162	504	471	202
Real estate	66	62	7	68	64	7
Commercial and industrial loans	598	581	271	599	570	259
Financial institutions	131	126	70	126	120	72
Corporate & institutional	795	769	348	793	754	338
Gross impaired loans with a specific allowance	1,241	1,181	510	1,297	1,225	540
Mortgages	53	53	–	46	46	–
Loans collateralized by securities	144	144	–	25	25	–
Consumer finance	7	7	–	7	7	–
Consumer	204	204	–	78	78	–
Real estate	0	0	–	7	7	–
Commercial and industrial loans	125	125	–	7	7	–
Financial institutions	0	0	–	1	1	–
Corporate & institutional	125	125	–	15	15	–
Gross impaired loans without specific allowance	329	329	–	93	93	–
Gross impaired loans	1,570	1,510	510	1,390	1,318	540
of which consumer	650	616	162	582	549	202
of which corporate & institutional	920	894	348	808	769	338
Gross impaired loan detail (continued)
in	2Q15			1Q15			2Q14
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	177	1	1	180	0	0	197	1	1
Loans collateralized by securities	39	0	0	59	0	0	65	0	0
Consumer finance	225	1	1	230	0	0	223	0	0
Consumer	441	2	2	469	0	0	485	1	1
Real estate	65	0	0	65	0	0	81	0	0
Commercial and industrial loans	597	2	2	552	1	1	676	0	0
Financial institutions	147	0	0	137	1	1	119	0	0
Corporate & institutional	809	2	2	754	2	2	876	0	0
Gross impaired loans with a specific allowance	1,250	4	4	1,223	2	2	1,361	1	1
Mortgages	64	0	0	50	0	0	30	0	0
Loans collateralized by securities	42	0	0	22	0	0	40	0	0
Consumer finance	7	0	0	7	0	0	22	0	0
Consumer	113	0	0	79	0	0	92	0	0
Real estate	13	0	0	8	0	0	19	0	0
Commercial and industrial loans	35	0	0	13	0	0	12	0	0
Financial institutions	1	0	0	1	0	0	0	0	0
Corporate & institutional	49	0	0	22	0	0	31	0	0
Gross impaired loans without specific allowance	162	0	0	101	0	0	123	0	0
Gross impaired loans	1,412	4	4	1,324	2	2	1,484	1	1
of which consumer	554	2	2	548	0	0	577	1	1
of which corporate & institutional	858	2	2	776	2	2	907	0	0
Gross impaired loan detail (continued)
in	6M15			6M14
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	179	1	1	198	1	1
Loans collateralized by securities	49	0	0	65	0	0
Consumer finance	226	1	1	226	0	0
Consumer	454	2	2	489	1	1
Real estate	65	0	0	80	0	0
Commercial and industrial loans	573	3	3	688	0	0
Financial institutions	141	1	1	124	0	0
Corporate & institutional	779	4	4	892	0	0
Gross impaired loans with a specific allowance	1,233	6	6	1,381	1	1
Mortgages	57	0	0	25	0	0
Loans collateralized by securities	32	0	0	34	0	0
Consumer finance	7	0	0	20	0	0
Consumer	96	0	0	79	0	0
Real estate	10	0	0	13	0	0
Commercial and industrial loans	24	0	0	12	0	0
Financial institutions	1	0	0	0	0	0
Corporate & institutional	35	0	0	25	0	0
Gross impaired loans without specific allowance	131	0	0	104	0	0
Gross impaired loans	1,364	6	6	1,485	1	1
of which consumer	550	2	2	568	1	1
of which corporate & institutional	814	4	4	917	0	0

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2Q15			1Q15			2Q14
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	2	21	21	2	71	78	2	78	56
Total	2	21	21	2	71	78	2	78	56
in	6M15			6M14
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Commercial and industrial loans	4	92	99	3	107	85
Total	4	92	99	3	107	85